FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Interest rate risk (Details) - Interest rate appreciation risk R$ in Thousands	Dec. 31, 2024 BRL (R$)
Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (10,362,970)
Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	(12,956,055)
Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	(15,544,456)
CDI (Interbank Deposit Certificate)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (43,978,113)
Assumed interest rate	12.15%
CDI (Interbank Deposit Certificate) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (44,428,113)
CDI (Interbank Deposit Certificate) | Financing and loans receivable
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	450,000
CDI (Interbank Deposit Certificate) | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (6,552,739)
Assumed interest rate	14.90%
CDI (Interbank Deposit Certificate) | Scenario I - Likely | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (6,619,789)
CDI (Interbank Deposit Certificate) | Scenario I - Likely | Financing and loans receivable
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	67,050
CDI (Interbank Deposit Certificate) | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (8,193,122)
Assumed interest rate	18.63%
CDI (Interbank Deposit Certificate) | Scenario (25%) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (8,276,957)
CDI (Interbank Deposit Certificate) | Scenario (25%) | Financing and loans receivable
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	83,835
CDI (Interbank Deposit Certificate) | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (9,829,108)
Assumed interest rate	22.35%
CDI (Interbank Deposit Certificate) | Scenario (50%) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (9,929,683)
CDI (Interbank Deposit Certificate) | Scenario (50%) | Financing and loans receivable
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	100,575
SELIC (Special Settlement and Custody System)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (2,139)
Assumed interest rate	12.25%
SELIC (Special Settlement and Custody System) | AIC Reimbursement
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 112,816
SELIC (Special Settlement and Custody System) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(114,955)
SELIC (Special Settlement and Custody System) | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (321)
Assumed interest rate	15.00%
SELIC (Special Settlement and Custody System) | Scenario I - Likely | AIC Reimbursement
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 16,922
SELIC (Special Settlement and Custody System) | Scenario I - Likely | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(17,243)
SELIC (Special Settlement and Custody System) | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (401)
Assumed interest rate	18.75%
SELIC (Special Settlement and Custody System) | Scenario (25%) | AIC Reimbursement
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 21,153
SELIC (Special Settlement and Custody System) | Scenario (25%) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(21,554)
SELIC (Special Settlement and Custody System) | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (481)
Assumed interest rate	22.50%
SELIC (Special Settlement and Custody System) | Scenario (50%) | AIC Reimbursement
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 25,384
SELIC (Special Settlement and Custody System) | Scenario (50%) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(25,865)
TJLP (long-term interest rate)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (2,873,003)
Assumed interest rate	7.43%
TJLP (long-term interest rate) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (2,873,003)
TJLP (long-term interest rate) | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (251,100)
Assumed interest rate	8.74%
TJLP (long-term interest rate) | Scenario I - Likely | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (251,100)
TJLP (long-term interest rate) | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (314,019)
Assumed interest rate	10.93%
TJLP (long-term interest rate) | Scenario (25%) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (314,019)
TJLP (long-term interest rate) | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (376,651)
Assumed interest rate	13.11%
TJLP (long-term interest rate) | Scenario (50%) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (376,651)
IGPM
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (182,583)
Assumed interest rate	6.54%
IGPM | Leases
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (182,583)
IGPM | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (8,618)
Assumed interest rate	4.72%
IGPM | Scenario I - Likely | Leases
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (8,618)
IGPM | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (10,772)
Assumed interest rate	5.90%
IGPM | Scenario (25%) | Leases
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (10,772)
IGPM | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (12,927)
Assumed interest rate	7.08%
IGPM | Scenario (50%) | Leases
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (12,927)
IPCA
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (66,234,939)
Assumed interest rate	4.89%
IPCA | AIC Reimbursement
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 1,500,519
IPCA | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(26,215,920)
IPCA | Financing and loans receivable
Composition of balances in foreign currency and sensitivity analysis
Financial assets	502,585
IPCA | Obligations of Law No. 14,182/2021
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(42,022,123)
IPCA | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (3,550,192)
Assumed interest rate	5.36%
IPCA | Scenario I - Likely | AIC Reimbursement
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 80,428
IPCA | Scenario I - Likely | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(1,405,173)
IPCA | Scenario I - Likely | Financing and loans receivable
Composition of balances in foreign currency and sensitivity analysis
Financial assets	26,939
IPCA | Scenario I - Likely | Obligations of Law No. 14,182/2021
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(2,252,386)
IPCA | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (4,437,741)
Assumed interest rate	6.70%
IPCA | Scenario (25%) | AIC Reimbursement
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 100,535
IPCA | Scenario (25%) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(1,756,467)
IPCA | Scenario (25%) | Financing and loans receivable
Composition of balances in foreign currency and sensitivity analysis
Financial assets	33,673
IPCA | Scenario (25%) | Obligations of Law No. 14,182/2021
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(2,815,482)
IPCA | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (5,325,289)
Assumed interest rate	8.04%
IPCA | Scenario (50%) | AIC Reimbursement
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 120,642
IPCA | Scenario (50%) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(2,107,760)
IPCA | Scenario (50%) | Financing and loans receivable
Composition of balances in foreign currency and sensitivity analysis
Financial assets	40,408
IPCA | Scenario (50%) | Obligations of Law No. 14,182/2021
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (3,378,579)